Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Interest	$ 6,162,000	$ 5,524,000	$ 5,492,000
Income taxes	7,006,000	6,670,000	10,419,000
Capital lease obligations incurred	$ 200,000	$ 2,500,000